Loss per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per Common Share [Abstract]
Schedule of Loss per Common Share

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Numerator:
Net loss	$(65,441)	$(86,373)	$(78,899)
Less:
Dividend declared on restricted shares	(253)	(172)	(89)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(13)	4,312	3,835
Net loss attributable to common stockholders, basic	$(65,707)	$(82,233)	$(75,153)
Plus:
Net loss attributable to common stockholders, diluted	$(65,707)	$(82,233)	$(75,153)
Denominator:
Denominator for basic net loss per share — weighted average shares	13,823,754	9,784,507	10,027,469
Denominator for diluted net (loss)/ income per share — adjusted weighted average shares	13,823,754	9,784,507	10,027,469
Net loss per share, basic	$(4.75)	$(8.40)	$(7.50)
Net loss per share, diluted	$(4.75)	$(8.40)	$(7.50)